Income Tax (Details Narrative 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Apr. 01, 2007
Income Tax Details Narrative 2
Tax liability carry fowrward	$ 2,602,000	$ 2,639,000	$ 2,619,000
Liability for unrecognized tax benefits				1,170,000
Penalty for unrecognized tax benefits				$ 994,000